UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05655

DWS Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 113.8%
Alabama 2.0%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,182,420
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011 (a)	8,560,000	8,592,271

		9,774,691
Arizona 0.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,001,857
5.5%, 12/1/2029	1,400,000	1,448,846

		2,450,703
California 23.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,434,250
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,865,505
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	3,921,576
California, San Gorgonio Memorial Health Care, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,620,750
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,961,866
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	13,697,356
California, State General Obligation:
5.125%, 4/1/2024	4,400,000	4,789,356
5.5%, 3/1/2040	1,370,000	1,473,312
6.0%, 4/1/2038	10,000,000	11,167,200
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,217,140
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,612,600
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,244,638
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (a)	10,500,000	10,793,475
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039	1,250,000	1,285,650
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031 (a)	5,130,000	5,403,839
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030 (a)	13,270,000	13,951,813
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,267,210
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027 (a)	5,850,000	5,879,367
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series F, 5.0%, 5/1/2035	7,105,000	7,386,216
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 0.27% *, 7/1/2028	900,000	900,000

		116,873,119
Colorado 2.2%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	2,500,000	2,581,450
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,233,325
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,083,040
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	115,000	118,227
Denver, CO, Airport Revenue, Series A, AMT, 6.0%, 11/15/2014 (a)	5,000,000	5,046,350

		11,062,392
Florida 9.5%
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern University, Inc., Series C, 0.25% *, 4/1/2024, Bank of America NA (b)	3,000,000	3,000,000
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	10,536,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033 (a)	8,500,000	8,750,580
Series A-1, 5.375%, 10/1/2035	2,000,000	2,108,160
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,236,130
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035 (a)	3,000,000	3,120,360
Miami-Dade County, FL, Transportation/Tolls Revenue, Expressway Authority:
6.0%, 7/1/2013 (a)	1,665,000	1,681,916
6.0%, 7/1/2014 (a)	1,000,000	1,010,160
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,633,850
5.75%, 10/1/2038	5,000,000	5,267,000
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, 5.0%, 7/1/2040	2,975,000	3,106,406

		47,450,962
Georgia 7.3%
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,644,859
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,175,906
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,977,755
Series A, 5.5%, 9/15/2024	5,000,000	5,328,050
Series A, 5.5%, 9/15/2028	10,000,000	10,577,200
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038 (a)	3,300,000	3,752,991

		36,456,761
Hawaii 1.5%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,354,980
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series D, AMT, 6.15%, 1/1/2020 (a)	2,195,000	2,199,917
6.5%, 7/1/2039	1,000,000	1,114,280

		7,669,177
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035 (a) (c)	2,500,000	2,581,225
6.75%, 11/1/2037	2,135,000	2,428,819

		5,010,044
Illinois 7.1%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014 (a)	10,000,000	10,129,400
Chicago, IL, Midway Airport Revenue, Series B, AMT, 0.31% *, 1/1/2029, JPMorgan Chase Bank (b)	5,000,000	5,000,000
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,632,400
Series D, 6.5%, 11/1/2038	1,000,000	1,144,170
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	2,961,180
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,321,296
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,113,975
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	3,000,000	3,214,260

		35,516,681
Indiana 1.5%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	1,945,413
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, Prerefunded, 5.5%, 11/1/2031	5,000,000	5,345,950

		7,291,363
Kentucky 3.1%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, 6.5%, 10/1/2020	1,210,000	1,224,520
Series A, Prerefunded, 6.5%, 10/1/2020	790,000	802,008
Series A, 6.625%, 10/1/2028	865,000	874,887
Series A, Prerefunded, 6.625%, 10/1/2028	3,135,000	3,182,997
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042 (a)	4,000,000	4,362,920
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,083,650

		15,530,982
Louisiana 1.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,074,340
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,319,514

		5,393,854
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,279,553
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,544,130

		2,823,683
Massachusetts 2.6%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023 (a)	5,000,000	4,618,000
Massachusetts, Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2015 (a)	3,000,000	3,005,880
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	1,885,000	1,820,702
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,776,025

		13,220,607
Michigan 2.4%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	1,085,000	1,085,358
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,610,494
Series I, 6.0%, 10/15/2038	1,000,000	1,114,000
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,198,700
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,191,140

		12,199,692
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,316,803
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,700,268
Missouri 0.1%
Missouri, Hospital & Healthcare Revenue, Lake of the Ozarks General Hospital, 6.5%, 2/15/2021	365,000	365,445
Nevada 2.1%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,282,300
New Jersey 3.4%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	1,078,740
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019 (a)	5,000,000	6,345,100
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,353,254
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,515,000	1,620,035
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	3,000,000	3,426,360
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,892,030
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,700,000	1,169,447

		16,884,966
New York 4.1%
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,719,585
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	17,091,850
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1B, 0.26% *, 11/1/2022	280,000	280,000
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014 (a)	1,180,000	1,402,100

		20,493,535
North Carolina 0.9%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,088,750
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	3,000,000	3,338,790

		4,427,540
Ohio 5.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	19,820,000	16,158,850
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,423,500
Series B, 5.5%, 1/1/2039	3,500,000	3,796,450

		25,378,800
Oklahoma 1.0%
Oklahoma, State Turnpike Authority Revenue, Series C, 0.27% *, 1/1/2028	5,000,000	5,000,000
Pennsylvania 2.3%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,789,692
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,223,440
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, Prerefunded, 6.0%, 1/15/2031	2,570,000	2,650,801

		11,663,933
Puerto Rico 4.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	3,380,160
Series A, 6.5%, 8/1/2044	15,000,000	17,064,750

		20,444,910
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,233,860
South Carolina 2.2%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,511,520
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	6,377,000
Series A, Prerefunded, 7.375%, 12/15/2021	2,000,000	2,080,560
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	790,000	818,226

		10,787,306
Tennessee 3.3%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	2,048,960
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,138,120
Memphis-Shelby County, TN, Airport Revenue, Series D, AMT, 6.25%, 3/1/2017 (a)	565,000	572,322
Shelby County, TN, Health, Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,000,000	7,846,440
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,004,511

		16,610,353
Texas 10.8%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,162,220
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,546,480
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017 (a)	3,300,000	3,307,425
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,747,905
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	6,935,370
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.875%, 11/1/2016 (a)	6,500,000	6,814,340
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	2,033,060
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.91% **, 12/15/2017	10,000,000	8,812,100
Series B, 1.06% **, 12/15/2026	1,500,000	1,024,230
Series D, 6.25%, 12/15/2026	5,000,000	5,601,000
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,244,720
5.5%, 8/1/2025	7,250,000	7,826,085
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	1,995,000	2,071,449

		54,126,384
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,598,639
Washington 2.1%
Seattle, WA, Special Assessment Revenue:
Series B, AMT, 5.5%, 9/1/2011 (a)	1,085,000	1,098,714
Series B, AMT, 5.75%, 9/1/2013 (a)	1,045,000	1,058,042
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,281,100
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage at Silverdale LLC, Series A, AMT, 0.32% *, 9/15/2039	2,000,000	2,000,000

		10,437,856
West Virginia 3.2%
West Virginia, Hospital Finance Authority Revenue, Charleston Medical Center:
Prerefunded, 6.75%, 9/1/2022	12,000,000	12,120,000
Prerefunded, 6.75%, 9/1/2030	4,000,000	4,040,000

		16,160,000
Wisconsin 2.0%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	2,310,000	2,478,376
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	6,000,000	6,001,380
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,728,600

		10,208,356

Total Municipal Bonds and Notes (Cost $513,703,018)		568,845,965
Municipal Inverse Floating Rate Notes (d) 54.7%
California 4.3%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,000,000	10,649,358
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.334%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State General Obligation, 5.0%, 6/1/2023 (a) (e)	10,000,000	10,844,900
Trust: California, State General Obligation, Series 1932, 144A, 9.07%, 6/1/2023, Leverage Factor at purchase date: 2 to 1

		21,494,258
Florida 6.9%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (a) (e)	3,740,000	3,974,013
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (a) (e)	3,915,000	4,159,963
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (a) (e)	4,122,500	4,380,447
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (a) (e)	4,317,500	4,587,648
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (a) (e)	16,470,000	17,500,534
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.311%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		34,602,605
Massachusetts 5.0%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (e)	18,250,000	19,821,730
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (e)	5,000,000	5,430,611
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.472%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		25,252,341
Nevada 6.2%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (e)	9,447,355	10,177,668
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (e)	9,919,723	10,686,551
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (e)	9,627,878	10,372,146
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.473%, 6/1/2028, Leverage Factor at purchase date: 3 to 1

		31,236,365
New York 17.0%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (e)	13,500,000	15,197,895
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 9.15%, 3/15/2026, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (e)	10,000,000	11,107,854
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.474%, 3/15/2026, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (e)	10,000,000	11,244,400
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.51%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (e)	5,425,000	5,903,079
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (e)	8,080,000	8,792,052
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.271%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (e)	12,000,000	12,966,720
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.15%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (e)	17,560,000	19,563,245
Trust: New York City, NY, Series 2008-1190, 144A, 9.15%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		84,775,245
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (e)	10,000,000	11,475,800
Trust: Pennsylvania, State General Obligation, Public Transit Improvements, Series 2008-1146, 144A, 9.14%, 1/1/2025, Leverage Factor at purchase date: 2 to 1
Tennessee 7.1%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	10,756,695	12,099,328
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.505%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	10,200,000	11,544,258
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.51%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	10,564,925	11,809,104
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.518%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		35,452,690
Texas 2.3%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (e)	10,000,000	11,453,100
Trust: Texas, State General Obligation, Series 2008-1147, 144A, 9.14%, 4/1/2025, Leverage Factor at purchase date: 2 to 1
Virginia 3.6%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (e)	8,190,000	9,337,290
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (e)	7,630,000	8,698,843
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.057%, 10/1/2027, Leverage Factor at purchase date: 2.5 to 1

		18,036,133

Total Municipal Inverse Floating Rate Notes (Cost $253,811,312)		273,778,537

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $767,514,330) †	168.5	842,624,502
Other Assets and Liabilities, Net	(28.8)	(143,920,382)
Preferred Shares, at Redemption Value	(39.7)	(198,750,000)

Net Assets Applicable to Common Shareholders	100.0	499,954,120

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of August 31, 2010.

**
These securities are shown at their current rate as of August 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $766,260,185.  At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $76,364,317.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $78,303,722 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,939,405.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	3.4
Assured Guaranty Corp.	2.4
Assured Guaranty Municipal Corp.	9.7
Financial Guaranty Insurance Co.	1.1
National Public Finance Guarantee Corp.	2.8

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(b)	Security incorporates a letter of credit from the bank listed.
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(f)	$—	$842,624,502	$—	$842,624,502
Total	$—	$842,624,502	$—	$842,624,502

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010